Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2015
Share-based compensation
Schedule of assumptions used to measure the fair value of the awards granted

	March 25, 2010 grant	Dec 15, 2011 grant	Jun 15, 2013 grant	Feb 12, 2014 grant	May 12, 2014 grant
Share price, US$	4.57	15.25	18.82	37.79	27.45
Expected dividend yield, %	3.4	1.9	—	—	—
Risk-free interest rate, %	4.49	5.3	3.10	—	—

Summary of stock option activity

	SOP I	SOP II	Total	Weighted average grant date fair value, $	Weighted- average remaining contractual term, days	Aggregate Intrinsic Value, $
Outstanding at March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Vested during theperiod	166,656	—	166,656	4.25	—	—
Vested and exercisable at March 31, 2012	1,455,356	—	1,455,356	—	1,095	22,194
Non-vested at March 31, 2012	883,064	585,032	1,468,096	8.21	—	22,388
Issued to Luxoft SOP during the period	(883,064)	(141,372)	(1,024,436)	—	—	—
Cancelled during the year	—	(6,468)	(6,468)	14.36	—	—
Outstanding at March 31, 2013	—	437,192	437,192	14.36	490	8,240
Vested during the period	883,064	141,372	1,024,436	5.57	—	—
Exercised during the period	(364,420)	(28,056)	(392,476)	—	—	—
Vested and exercisable at March 31, 2013	1,974,000	113,316	2,087,316	—	734	39,343
Non-vested at March 31, 2013	—	437,192	437,192	14.36	—	8,240
Issued to Luxoft SOP during the period	—	(143,024)	(143,024)	—	—	—
Granted during the period	—	24,783	24,783	23.32	—	—
Cancelled during the period	—	(147,504)	(147,504)	14.27	—	—
Forfeited during the period	—	(23,212)	(23,212)	14.38	—	—
Outstanding at March 31, 2014	—	148,235	148,235	15.95	76	5,199
Vested during the period	—	146,720	146,720	14.57	—	—
Exercised during the period	(1,974,000)	(111,048)	(2,085,048)	—	—	—
Vested and exercisable at March 31, 2014	—	148,988	148,988	—	441	5,225
Non-vested at March 31, 2014	—	148,235	148,235	15.95	—	5,199
Issued to Luxoft SOP during the period	—	(153,906)	(153,906)	—	—	—
Granted during the period	—	5,671	5,671	36.17	—	—
Outstanding at March 31, 2015	—	—	—	—	—	—
Vested during the period	—	153,906	153,906	15.64	—	—
Exercised during the period	—	(189,998)	(189,998)	—	—	—
Vested and exercisable at March 31, 2015	—	112,896	112,896	—	76	4,693
Non-vested at March 31, 2015	—	—	—	—	—	—

Valuation assumptions used for SARs and PSAs
Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%
Grant Price (December 16, 2014), US$	36.21

Summary of information about non-vested equity-based incentive awards and restricted stock units

	Restricted stock units		Stock Appreciation Right		Performance Share Award
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Outstanding as of March 31, 2014	—	—	—	—	—	—

Non-vested as of March 31, 2014	—	—	—	—	—	—

Granted during the period	996,216	36.21	433,586	4.55	1,284,314	5.29
Forfeited during the period	(6,445)	36.21	—	—	—	—

Non-vested as of March 31, 2015	989,771	36.21	433,586	4.55	1,284,314	5.29

Outstanding as of March 31, 2015	989,771	36.21	433,586	4.55	1,284,314	5.29

	Restricted stock units		Stock Appreciation Right		Performance Share Award
	The aggregate intrinsic value	The weighted- average remaining contractual term, days	The aggregate intrinsic value	The weighted- average remaining contractual term, days	The aggregate intrinsic value	The weighted- average remaining contractual term, days
Outstanding as of March 31, 2015	51,211	976	5,572	955	20,215	979

Schedule of amount of expenses included in the accompanying statements of comprehensive income

	2015	2014	2013
SOP I	—	—	2,074
SOP II	816	1,418	3,386
2014 Plan	3,779	—	—
Compensation in the form of shares	1,188	—	—

Total	5,783	1,418	5,460